Investments in Subsidiaries - Subsidiary having Non-controlling Interests that are Material to the Group (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 USD ($)
Disclosure of subsidiaries [line items]
Accumulated balances of material NCI	¥ 3,134,940		¥ 2,949,097		$ 436,999
Profit allocated to material NCI	¥ 168,687	$ 23,514	¥ 137,338	¥ 117,080
Guangxi Yuchai Machinery Company Limited [member]
Disclosure of subsidiaries [line items]
Proportion of equity interest held by NCI	23.60%	23.60%	23.60%	23.60%
Accumulated balances of material NCI	¥ 2,921,456		¥ 2,741,359	¥ 2,627,354	$ 407,240
Profit allocated to material NCI	165,388	$ 23,054	135,173	114,700
Dividends paid to material NCI	¥ 89,229	$ 12,438	¥ 35,702	¥ 103,199